Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 31,438	$ 22,575
Restricted bank deposit		36
Short-term bank deposit	40,000	40,000
Trade receivables (net of allowances for doubtful accounts amounted to $24 and $9 as of June 30, 2018 and December 31, 2017, respectively)	14,393	20,266
Inventories	119	1,199
Other accounts receivable and prepaid expenses	2,635	2,685
Total current assets	88,585	86,761
SEVERANCE PAY FUND	3,009	3,052
OTHER LONG - TERM RECEIVABLES	312	172
PROPERTY AND EQUIPMENT, NET	1,917	1,924
Total assets	93,823	91,909
CURRENT LIABILITIES:
Trade payables	1,879	1,828
Employees and payroll accruals	4,052	4,062
Deferred revenues and advances from customers	1,021	2,601
Other accounts payable and accrued expenses	2,275	3,428
Total current liabilities	9,227	11,919
NON- CURRENT LIABILITIES:
Deferred revenues	100	21
Accrued severance pay	3,513	3,573
Total non-current liabilities	3,613	3,594
Total liabilities	12,840	15,513
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary Shares of NIS 0.20 par value: Authorized: 20,000,000 shares at June 30, 2018 and December 31, 2017; 13,677,357 and 13,446,007 shares issued and 13,641,325 and 13,409,975 shares outstanding at June 30, 2018 and December 31, 2017, respectively	640	628
Additional paid-in capital	134,734	131,491
Accumulated other comprehensive loss	(2,604)	(2,520)
Accumulated deficit	(51,787)	(53,203)
Total shareholders' equity	80,983	76,396
Total liabilities and shareholders' equity	$ 93,823	$ 91,909